Financial Instruments (Details 1) $ in Thousands	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Marketable securities	$ 439,000	$ 439	$ 605,000		$ 2,675
Level 1
Statement [Line Items]
Marketable securities	439,000			$ 282
Level 2
Statement [Line Items]
Marketable securities	$ 0			$ 323